22. Provisions for judicial and administrative proceedings, commitments and other provisions (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in Provisions
Balance at beginning of year		R$ 16,331,825	R$ 14,695,898	R$ 13,986,915
Additions charged to income:
Interest expense and similar charges		276,933	314,596	320,559
Personnel Expenses (Note 40)		10,046	10,917	8,939
Constitutions / Reversals and Adjustment of provisions		1,578,446	2,957,710	2,755,180
Other Comprehensive Income		(1,133,245)	1,416,815	483,058
Additions to provisions for contingent commitments		40,861	(57,651)	(48,246)
Payments to external funds		(215,829)	(183,899)	(594,024)
Amount paid		(3,136,423)	(2,870,703)	(2,247,172)
Transfer to other assets - actuarial assets (Note 15)		17,695	23,014	16,998
Transfers, exchange differences and other changes		50,284	19,512	13,691
Balance at end of year		13,814,978	16,331,825	14,695,898
Pensions [Member]
Changes in Provisions
Balance at beginning of year	[1]	4,960,620	3,357,654	3,923,456
Additions charged to income:
Interest expense and similar charges	[1]	276,933	314,596	320,559
Personnel Expenses (Note 40)	[1]	10,046	10,917	8,939
Constitutions / Reversals and Adjustment of provisions	[1]	13,044	21,523	(801,332)
Other Comprehensive Income	[1]	(1,133,245)	1,416,815	483,058
Additions to provisions for contingent commitments	[1]		0	0
Payments to pensioners and early retirees with a charge to internal provisions	[1]			0
Payments to external funds	[1]	(215,829)	(183,899)	(594,024)
Amount paid	[1]		0	0
Transfer to other assets - actuarial assets (Note 15)	[1]	17,695	23,014	16,998
Transfers, exchange differences and other changes	[1]		0	0
Balance at end of year	[1]	3,929,265	4,960,620	3,357,654
Othe Provisions [Member]
Changes in Provisions
Balance at beginning of year		11,365,589	11,338,244	10,063,459
Additions charged to income:
Interest expense and similar charges			0	0
Personnel Expenses (Note 40)			0	0
Constitutions / Reversals and Adjustment of provisions		1,854,562	2,936,187	3,556,512
Other Comprehensive Income			0	0
Additions to provisions for contingent commitments		40,861	(57,651)	(48,246)
Payments to pensioners and early retirees with a charge to internal provisions				0
Payments to external funds			0	0
Amount paid		(3,136,423)	(2,870,703)	(2,247,172)
Transfer to other assets - actuarial assets (Note 15)			0	0
Transfers, exchange differences and other changes		50,284	19,512	13,691
Balance at end of year		R$ 9,885,713	R$ 11,365,589	R$ 11,338,244

[1]	For further information, see note 22, Provisions for pension funds and similar obligations.